Pro Forma Information that Summarizes Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Abovenet and Jiangchen	Dec. 31, 2011 Abovenet and Jiangchen	Dec. 31, 2010 Ascend and Shanghai Kangshi	Dec. 31, 2009 Ascend and Shanghai Kangshi	Dec. 31, 2011 Adventier	Dec. 31, 2010 Adventier
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 382,435	$ 287,300	$ 204,054	$ 145,729	$ 286,974	$ 199,407
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$ 21,959	$ 19,113	$ (7,479)	$ (729)	$ 19,704	$ (3,145)
Pro forma net income (loss) per ordinary share-basic	$ 0.04	$ 0.03	$ (0.05)	$ (0.01)	$ 0.04	$ (0.02)
Pro forma net income (loss) per ordinary share-diluted	$ 0.04	$ 0.03	$ (0.05)	$ (0.01)	$ 0.03	$ (0.02)